Equity	12 Months Ended
Jun. 30, 2020
Disclosure of reserves within equity [abstract]
Equity
17. Equity

Accounting policies

Own shares represent shares and share options of Diageo plc that are held in treasury or by employee share trusts for the purpose of fulfilling obligations in respect of various employee share plans or were acquired as part of a share buyback programme. Own shares are treated as a deduction from equity until the shares are cancelled, reissued or disposed of and when vest are transferred from own shares to retained earnings at their weighted average cost.

Share-based payments include share awards and options granted to directors and employees. The fair value of equity settled share options and share grants is initially measured at grant date based on the binomial or Monte Carlo models and is charged to the income statement over the vesting period. For equity settled shares the credit is included in retained earnings. Cancellations of share options are treated as an acceleration of the vesting period and any outstanding charge is recognised in operating profit immediately. Any surplus or deficit arising on the sale of the Diageo plc shares held by the group is included as a movement in equity.

Dividends are included in the financial statements in the year in which they are approved.

(a) Allotted and fully paid share capital – ordinary shares of 28 101⁄108 pence each

	Number of shares million	Nominal value £ million
At 30 June 2020	2,562	742
At 30 June 2019	2,601	753
At 30 June 2018	2,695	780

(b) Hedging and exchange reserve

	Hedging reserve £ million	Exchange reserve £ million	Total £ million
At 30 June 2017	(21)	(432)	(453)
Other comprehensive loss	(44)	(530)	(574)
Adoption of IFRS 9 by associate	(3)	—	(3)
At 30 June 2018	(68)	(962)	(1,030)
Other comprehensive income	31	181	212
At 30 June 2019	(37)	(781)	(818)
Other comprehensive income/(loss)	125	(241)	(116)
Transfers from other retained earnings	5	—	5
At 30 June 2020	93	(1,022)	(929)

£30 million surplus (2019 – £1 million surplus, 2018 – £9 million deficit) out of the hedging reserve represents the cost of hedging arising as a result of imperfections of foreign exchange markets in the form of foreign currency basis spreads.
(c) Own shares

Movements in own shares

	Number of shares million	Purchase consideration £ million
At 30 June 2017	241	2,176
Share trust arrangements	(1)	(9)
Shares purchased - employee share plans	2	66
Shares used to satisfy options	(4)	(89)
Shares purchased - share buyback programme	59	1,507
Shares cancelled	(59)	(1,507)
At 30 June 2018	238	2,144
Share trust arrangements	(1)	(14)
Shares used to satisfy options	(5)	(104)
Shares purchased - share buyback programme	95	2,775
Shares cancelled	(95)	(2,775)
At 30 June 2019	232	2,026
Share trust arrangements	(1)	(7)
Shares used to satisfy options	(4)	(83)
Shares purchased - share buyback programme	39	1,282
Shares cancelled	(39)	(1,282)
At 30 June 2020	227	1,936

Share trust arrangements

At 30 June 2020 the employee share trusts owned 2 million of ordinary shares in Diageo plc (the company) at a cost of £51 million and market value of £57 million (2019 – 3 million shares at a cost of £58 million, market value £92 million; 2018 – 4 million shares at a cost of £72 million, market value £106 million). Dividends receivable by the employee share trusts on the shares are waived and the trustee abstains from voting.

Purchase of own shares

Authorisation was given by shareholders on 19 September 2019 to purchase a maximum of 237,177,623 shares at a minimum price of 28 101/108 pence and a maximum price of higher of (a) 105% of the average of the middle market quotations for an ordinary share for the five preceding business days and (b) the higher of the price of the last independent trade and the highest current independent bid on the London Stock Exchange at the time the purchase is carried out. The programme expires at the conclusion of the next Annual General Meeting or on 18 December 2020 if earlier.

During the year ended 30 June 2019 the company purchased call options over 4 million shares at a cost of £14 million to hedge employee share awards and share option grants. These are three-year call options, denominated in sterling. During the year ended 30 June 2018, as part of the employee share schemes, the company purchased 2.5 million ordinary shares, nominal value of £1 million, representing approximately 0.1% of the issued ordinary share capital (excluding treasury shares).

On 25 July 2019, the Board approved a return of capital programme with up to £4.5 billion to be returned to shareholders over the three-year period to 30 June 2022. Under the first phase of the programme, which ended on 31 January 2020, the group returned £1.25 billion via share buybacks.

During the year ended 30 June 2020 the group purchased approximately 39 million ordinary shares (2019 – 94.7 million, 2018 – 58.9 million), representing approximately 1.5% of the issued ordinary share capital (2019 – 3.5%, 2018 – 2.1%) at an average price of £32.43 per share, and an aggregate cost of £1,282 million (including £7 million of transaction costs) (2019 – £29.24 per share, and an aggregate cost of £2,775 million, including £6 million of transaction costs, 2018 – £25.43 per share, and an aggregate cost of £1,507 million, including £9 million of transaction costs) under the share buyback programme. This amount includes the aggregate consideration of £26 million (including £17 million settlement payments for the purchases made in the year ended 30 June 2019 and 30 June 2020) in relation to the prior year programme, which was completed on 10 July 2019 resulting in the repurchase of £0.3 million shares in the year ended 30 June 2020. The shares purchased under the share buyback programmes were cancelled.
At 30 June 2020 the leverage ratio, calculated as adjusted net borrowings to adjusted EBITDA, was 3.3x and the group anticipates leverage to be above the target range of 2.5-3.0x through the year ending 30 June 2021. The company has paused the return of capital programme until leverage is back within the target range.

The monthly breakdown of all shares purchased and the average price paid per share (excluding expenses) for the year ended 30 June 2020 were as follows:

Period	Number of shares purchased under share buyback programme	Total number of shares purchased	Average price paid pence	Authorised purchases unutilised at month end
July 2019	270,502	270,502	3373	162,912,211
August 2019	5,945,767	5,945,767	3422	156,966,444
1-19 September 2019	5,662,939	5,662,939	3514	151,303,505
20-30 September 2019	2,549,669	2,549,669	3249	234,627,954
October 2019	9,959,084	9,959,084	3220	224,668,870
November 2019	3,837,551	3,837,551	3099	220,831,319
December 2019	6,597,406	6,597,406	3100	214,233,913
January 2020	4,176,677	4,176,677	3165	210,057,236
Total	38,999,595	38,999,595	3243	210,057,236

In April 2020, the Directors became aware that certain share buybacks and certain transactions related to the company’s employee share schemes with or for the benefit of the company’s employee benefit and share ownership trusts undertaken between 10 May 2019 and 9 August 2019, amounting to approximately £320 million (‘the affected transactions’), were undertaken contrary to the applicable provisions of the Companies Act 2006 as they were undertaken following utilisation in full of the company’s distributable reserves as set out in its balance sheet as at 30 June 2018. At the Annual General Meeting to be held on 28 September 2020, a resolution will be proposed which will appropriate an equivalent amount of distributable profits of the company to the payments made in respect of the affected transactions and will implement arrangements to put all potentially affected parties, so far as possible, in the position in which they were intended to be had the affected transactions been undertaken in accordance with the applicable provisions of the Companies Act 2006. This resolution and the arrangements that it implements will, if approved by shareholders, constitute a related party transaction under IAS 24 and under the Listing Rules, as the Directors would benefit from the waiver of any claims that the company has or may have against them as a result of the affected transactions. These arrangements are not expected to have any effect on the company’s financial position as the company has not recorded or disclosed its right potentially to make claims against any person in respect of the affected transactions as an asset or contingent asset of the company.
(d) Dividends

	2020 £ million	2019 £ million	2018 £ million
Amounts recognised as distributions to equity shareholders in the year
Final dividend for the year ended 30 June 2019
42.47 pence per share (2018 – 40.4 pence; 2017 – 38.5 pence)	1,006	993	968
Interim dividend for the year ended 30 June 2020
27.41 pence per share (2019 – 26.1 pence; 2018 – 24.9 pence)	640	630	613
	1,646	1,623	1,581

The proposed final dividend of £992 million (42.47 pence per share) for the year ended 30 June 2020 was approved by the Board of Directors on 3 August 2020. As this was after the balance sheet date and the dividend is subject to approval by shareholders at the Annual General Meeting, this dividend has not been included as a liability in these consolidated financial statements. There are no corporate tax consequences arising from this treatment.

Dividends are waived on all treasury shares owned by the company and all shares owned by the employee share trusts.
(e) Non-controlling interests

Diageo consolidates USL, a company incorporated in India, with a 42.73% non-controlling interest and has a 50% controlling interest in Ketel One Worldwide B.V. (Ketel One), a company incorporated in the Netherlands. All other consolidated subsidiaries are fully owned or the non-controlling interests are not material.

Summarised financial information for USL and other subsidiaries, after fair value adjustments on acquisition, and the amounts attributable to non-controlling interests are as follows:

	2020			2019	2018
	USL £ million	Others £ million	Total £ million	Total £ million	Total £ million
Income statement
Sales	2,790	1,898	4,688	5,346	4,926
Net sales	846	1,468	2,314	2,656	2,431
(Loss)/profit for the year	(53)	138	85	383	244
Other comprehensive (loss)/income(i)	(112)	16	(96)	137	(163)
Total comprehensive (loss)/income	(165)	154	(11)	520	81
Attributable to non-controlling interests	(71)	79	8	234	53
Balance sheet
Non-current assets(ii)	2,041	3,129	5,170	5,313	4,973
Current assets	541	739	1,280	1,469	1,384
Non-current liabilities	(349)	(1,110)	(1,459)	(1,526)	(1,425)
Current liabilities	(466)	(722)	(1,188)	(1,204)	(1,183)
Net assets	1,767	2,036	3,803	4,052	3,749
Attributable to non-controlling interests	756	912	1,668	1,795	1,765
Cash flow
Net cash inflow from operating activities	29	204	233	542	334
Net cash outflow from investing activities	(16)	(136)	(152)	(157)	(136)
Net cash outflow from financing activities	(34)	(175)	(209)	(266)	(164)
Net (decrease)/increase in cash and cash equivalents	(21)	(107)	(128)	119	34
Exchange differences	(1)	(2)	(3)	3	(2)
Dividends payable to non-controlling interests	—	(117)	(117)	(114)	(101)

(i)	Other comprehensive income is principally in respect of exchange on translating the subsidiaries to sterling.

(ii)
Non-current assets include the global distribution rights to distribute Ketel One vodka products throughout the world. The carrying value of the distribution rights at 30 June 2020 was £1,464 million (2019 – £1,418 million; 2018 – £1,363 million).

(1)	On 29 July 2019 East African Breweries Limited completed a purchase of 4% of the share capital of Serengeti Breweries Limited. This increased Diageo’s effective economic interest from 39.2% to 40.2%.

(2)
On 20 August 2019 and 28 February 2020 Diageo completed the purchase of 0.46% and 0.7% of the share capital of United Spirits Limited (USL) respectively. This increased Diageo’s controlling shareholding position from 54.78% to 55.94%, excluding 2.38% owned by the USL Share Trust.

(f) Employee share compensation

The group uses a number of share award and option plans to grant to its directors and employees.

The annual fair value charge in respect of the equity settled plans for the three years ended 30 June 2020 is as follows:

	2020 £ million	2019 £ million	2018 £ million
Executive share award plans	(3)	41	33
Executive share option plans	2	4	3
Savings plans	3	4	3
	2	49	39

Executive share awards are primarily made under the Diageo 2014 Long Term Incentive Plan (DLTIP) from September 2014 onwards. Prior to the introduction of the DLTIP, employees in associated companies were granted awards under the Diageo plc 2011 Associated Companies Share Incentive Plan (DACSIP). There was a single grant in September 2016 under the Diageo Performance Incentive plan. Under all of these plans, conditional awards can be delivered in the form of restricted shares or share options at the market value at the time of grant.

Share awards normally vest and are released on the third anniversary of the grant date. Participants do not make a payment to receive the award at grant. Executive Directors are required to hold any vested shares awarded from 2014 for a further two-year period. Share options may normally be exercised between three and ten years after the grant date. Executives in North America and Latin America and Caribbean are granted awards over the company’s ADSs (one ADS is equivalent to four ordinary shares).

Performance shares under the DLTIP are subject to the achievement of three equally weighted performance tests: 1) compound annual growth in profit before exceptional items over three years; 2) compound annual growth in organic net sales over three years; 3) cumulative free cash flow over a three-year period, measured at constant exchange rates. Shares awarded under the Diageo Performance Incentive plan (DPI) in September 2016 are subject to the achievement of two equally weighted performance tests over the three-year performance period. These were: 1) compound annual growth in organic net sales over three years; and 2) productivity savings over three years, with an assessment of line manager performance as an underpin. Performance share options under the DLTIP are subject to the achievement of two equally weighted performance tests: 1) a comparison of Diageo’s three-year TSR with a peer group; 2) compound annual growth in profit before exceptional items over three years. Performance measures and targets are set annually by the Remuneration Committee. The vesting range is 20% or 25% (for Executive Directors and for other participants respectively) for achieving minimum performance targets, up to 100% for achieving the maximum target level. Retesting of the performance condition is not permitted.

For performance shares under the DLTIP dividends are accrued on awards and are given to participants to the extent that the awards actually vest at the end of the performance period. Dividends are normally paid out in the form of shares.

For the three years ended 30 June 2020, the calculation of the fair value of each share award used the Monte Carlo pricing model and the following assumptions:

	2020	2019	2018
Risk free interest rate	0.4%	0.8%	0.3%
Expected life of the awards	37 months	37 months	37 months
Dividend yield	1.9%	2.4%	2.6%
Weighted average share price	3501 p	2736 p	2573 p
Weighted average fair value of awards granted in the year	899 p	1941 p	1761 p
Number of awards granted in the year	1.7 million	2.5 million	2.3 million
Fair value of all awards granted in the year	£16 million	£48 million	£41 million

Transactions on schemes

Transactions on the executive share award plans for the three years ended 30 June 2020 were as follows:

	2020 Number of awards million	2019 Number of awards million	2018 Number of awards million
Balance outstanding at 1 July	7.0	7.8	7.9
Granted	1.8	2.5	2.3
Awarded	(2.5)	(2.1)	(0.7)
Forfeited	(0.7)	(1.2)	(1.7)
Balance outstanding at 30 June	5.6	7.0	7.8

The exercise price of share options outstanding at 30 June 2020 was in the range of 1080 pence-3483 pence (2019 - 952 pence-2773 pence; 2018 - 765 pence-2602 pence).

At 30 June 2020, 3.8 million share options were exercisable at a weighted average exercise price of 1998 pence.